Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 84,386	$ 59,615
Allowance for credit expected losses	1,802	3,113
Provisions and other assets	19,281	31,237
Property and equipment	1,355	3
Intangible assets	(5,879)	(7,698)
Others	(369)	(3,384)
Total net deferred tax assets before valuation allowance	100,576	82,886
Less: Valuation allowance	(54,220)	(23,999)	$ (9,026)	$ (11,349)
Total deferred tax	$ 46,356	$ 58,887